FIXED ASSETS - Schedule of Fixed Assets (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Furniture and fixtures	$ 841,687	$ 716,457	$ 426,216
Capitalized equipment leases	241,936	209,539	117,223
Fixed assets, gross	1,083,623	925,996	543,439
Less accumulated depreciation and amortization	(433,825)	(263,812)	(124,743)
Fixed assets, net	$ 649,798	$ 662,184	$ 418,696